Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables present our revenue disaggregated by geographical areas (in thousands):

	Three Months Ended March 31, 2020
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$14,058	$4,059	$1,153	$—	$19,270
Boston, MA Area	3	6,788	995	1,233	—	9,016
Dallas / Ft. Worth Area	7	13,128	3,921	959	—	18,008
Houston, TX Area	3	5,106	2,291	188	—	7,585
Los Angeles, CA Metro Area	6	16,212	3,357	1,085	—	20,654
Miami, FL Metro Area	3	8,142	2,441	207	—	10,790
Minneapolis - St. Paul, MN - WI Area	4	4,570	1,259	590	—	6,419
Nashville, TN Area	1	9,538	5,100	888	—	15,526
New York / New Jersey Metro Area	7	14,335	3,403	1,100	—	18,838
Orlando, FL Area	3	6,913	427	678	—	8,018
Philadelphia, PA Area	3	3,687	688	161	—	4,536
San Diego, CA Area	2	3,344	247	238	—	3,829
San Francisco - Oakland, CA Metro Area	7	16,092	2,068	648	—	18,808
Tampa, FL Area	2	6,609	2,141	351	—	9,101
Washington D.C. - MD - VA Area	9	20,446	4,388	1,977	—	26,811
Other Areas	47	65,318	10,996	5,530	—	81,844
Orlando WorldQuest	—	1,031	25	347	—	1,403
Sold properties	1	490	144	15	—	649
Corporate	—	—	—	—	772	772
Total	117	$215,807	$47,950	$17,348	$772	$281,877

	Three Months Ended March 31, 2019
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$20,276	$5,043	$1,195	$—	$26,514
Boston, MA Area	3	9,470	1,601	812	—	11,883
Dallas / Ft. Worth Area	7	15,904	4,776	885	—	21,565
Houston, TX Area	3	6,641	2,561	199	—	9,401
Los Angeles, CA Metro Area	6	20,544	4,593	1,166	—	26,303
Miami, FL Metro Area	3	8,910	2,788	225	—	11,923
Minneapolis - St. Paul, MN - WI Area	4	6,369	1,622	793	—	8,784
Nashville, TN Area	1	12,082	5,198	697	—	17,977
New York / New Jersey Metro Area	7	18,877	4,706	766	—	24,349
Orlando, FL Area	3	8,986	536	460	—	9,982
Philadelphia, PA Area	3	4,667	793	156	—	5,616
San Diego, CA Area	2	4,329	402	219	—	4,950
San Francisco - Oakland, CA Metro Area	7	21,625	2,338	567	—	24,530
Tampa, FL Area	2	8,134	2,713	269	—	11,116
Washington D.C. - MD - VA Area	9	25,755	5,450	1,811	—	33,016
Other Areas	47	80,378	14,415	5,300	—	100,093
Orlando WorldQuest	—	1,186	15	393	—	1,594
Sold properties	5	6,248	1,511	291	—	8,050
Corporate	—	—	—	—	1,072	1,072
Total	121	$280,381	$61,061	$16,204	$1,072	$358,718

The following tables present our revenue disaggregated by geographical areas (in thousands):

	Year Ended December 31, 2019
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$72,572	$18,878	$4,650	$—	$96,100
Boston, MA Area	3	61,222	7,943	3,773	—	72,938
Dallas / Ft. Worth Area	7	59,926	15,814	3,486	—	79,226
Houston, TX Area	3	26,038	9,208	809	—	36,055
Los Angeles, CA Metro Area	6	78,689	16,117	5,237	—	100,043
Miami, FL Metro Area	3	27,857	9,277	938	—	38,072
Minneapolis - St. Paul, MN - WI Area	4	32,073	7,997	3,727	—	43,797
Nashville, TN Area	1	51,628	22,356	2,356	—	76,340
New York / New Jersey Metro Area	7	98,961	24,239	3,461	—	126,661
Orlando, FL Area	3	30,400	1,865	1,737	—	34,002
Philadelphia, PA Area	3	24,469	3,903	723	—	29,095
San Diego, CA Area	2	17,838	1,395	1,015	—	20,248
San Francisco - Oakland, CA Metro Area	7	91,081	9,628	2,627	—	103,336
Tampa, FL Area	2	25,187	7,858	1,112	—	34,157
Washington D.C. - MD - VA Area	9	124,056	26,231	8,333	—	158,620
Other Areas	48	343,813	58,878	23,567	—	426,258
Orlando WorldQuest	—	4,066	102	1,333	—	5,501
Sold properties	4	15,111	2,228	769	—	18,108
Corporate	—	—	—	—	4,202	4,202
Total	121	$1,184,987	$243,917	$69,653	$4,202	$1,502,759

	Year Ended December 31, 2018
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$66,688	$17,060	$5,217	$—	$88,965
Boston, MA Area	3	60,232	7,725	3,468	—	71,425
Dallas / Ft. Worth Area	7	61,910	16,746	3,602	—	82,258
Houston, TX Area	3	26,783	9,214	854	—	36,851
Los Angeles, CA Metro Area	6	77,976	15,645	4,702	—	98,323
Miami, FL Metro Area	3	28,366	9,009	997	—	38,372
Minneapolis - St. Paul, MN - WI Area	4	36,138	9,618	4,602	—	50,358
Nashville, TN Area	1	50,120	13,116	1,783	—	65,019
New York / New Jersey Metro Area	6	74,441	23,029	2,899	—	100,369
Orlando, FL Area	3	28,966	1,570	1,325	—	31,861
Philadelphia, PA Area	3	24,385	4,534	869	—	29,788
San Diego, CA Area	2	18,392	1,075	971	—	20,438
San Francisco - Oakland, CA Metro Area	6	81,368	7,726	2,562	—	91,656
Tampa, FL Area	2	22,896	6,459	1,542	—	30,897
Washington D.C. - MD - VA Area	9	113,902	23,673	6,695	—	144,270
Other Areas	48	330,898	55,358	23,245	—	409,501
Orlando WorldQuest	—	4,429	130	1,188	—	5,747
Sold properties	7	26,797	2,624	1,261	—	30,682
Corporate	—	—	—	—	4,009	4,009
Total	122	$1,134,687	$224,311	$67,782	$4,009	$1,430,789

	Year ended December 31, 2017
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$67,463	$17,526	$4,979	$—	$89,968
Boston, MA Area	3	58,719	8,265	3,217	—	70,201
Dallas / Ft. Worth Area	7	61,086	16,887	3,258	—	81,231
Houston, TX Area	3	27,965	9,162	738	—	37,865
Los Angeles, CA Metro Area	6	77,224	15,503	4,592	—	97,319
Miami, FL Metro Area	3	28,833	9,057	992	—	38,882
Minneapolis - St. Paul, MN - WI Area	4	36,156	9,740	4,391	—	50,287
Nashville, TN Area	1	50,530	16,979	1,629	—	69,138
New York / New Jersey Metro Area	6	73,670	24,876	2,528	—	101,074
Orlando, FL Area	3	30,053	1,851	736	—	32,640
Philadelphia, PA Area	3	23,434	4,052	725	—	28,211
San Diego, CA Area	2	18,044	1,512	769	—	20,325
San Francisco - Oakland, CA Metro Area	6	77,713	8,073	2,033	—	87,819
Tampa, FL Area	3	23,775	6,699	760	—	31,234
Washington D.C. - MD - VA Area	9	111,928	23,896	5,094	—	140,918
Other Areas	48	327,697	54,716	18,822	—	401,235
Orlando WorldQuest	—	4,946	141	1,224	—	6,311
Sold properties	10	43,899	5,842	1,717	—	51,458
Corporate	—	—	—	—	3,154	3,154
Total	126	$1,143,135	$234,777	$58,204	$3,154	$1,439,270